LEASES	12 Months Ended
Dec. 31, 2020
LEASES
LEASES

19. LEASES

The Group has operating leases for classrooms, dormitories, corporate offices and certain equipment; and finance lease for a teaching building used by Shenyang K-12 School. For the finance lease, all lease payments have been paid to the landlord from the commencement date of the lease.

The components of lease expense were as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB

Operating and short-term lease expense	49,079	58,723

Finance lease expense	600	600

Supplemental cash flow information related to leases was as follows:

	Years ended December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	43,684	44,548
Operating cash flows from finance lease	—	—

Supplemental balance sheet information related to leases was as follows:

	Years ended December 31,
	2019		2020
Weighted-average Remaining Lease Term
Operating leases	7.87	Years	7.41	Years
Finance lease	10.67	Years	9.67	Years
Weighted-average Discount Rate
Operating leases	4.57%		4.51%

The Group’s lease agreements do not have a discount rate that is readily determinable. The incremental borrowing rate is determined at lease commencement or lease modification and represents the rate of interest the Group would have to pay to borrow on a collateralized basis over a similar term and amount equal to the lease payments in a similar economic environment. The weighted-average discount rate was calculated using the discount rate for the lease that was used to calculate the lease liability balance for each lease and the remaining balance of the lease payments for each lease as of December 31, 2020.

The weighted-average remaining lease terms were calculated using the remaining lease term and the lease liability balance for each lease as of December 31, 2020.

As of December 31, 2020, maturities of lease liabilities were as follows:

Amount
RMB

2021	55,934
2022	48,348
2023	43,605
2024	42,672
2025	42,307
Thereafter	101,040
Total lease payments	333,906
Less: interest	(59,885)
Total	274,021
Less: current portion	(53,702)
Non-current portion	220,319

As of December 31, 2020, the Group had no material operating or finance leases that had not yet commenced.

Sublease

The Group subleases dormitories and offices to third parties under operating leases. Sublease income are recorded as a reduction of lease expense in the consolidated statements of operations.

For the years ended December 31, 2018, 2019 and 2020, gross sublease income of the Group was RMB 4,131, RMB 3,064 and RMB 1,199, respectively.